Shareholder Report	12 Months Ended	60 Months Ended	92 Months Ended	111 Months Ended	140 Months Ended	224 Months Ended	229 Months Ended	253 Months Ended	333 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000018226
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class Y
Trading Symbol	LSWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$104	0.91%
Footnote	Description
Footnote†	Annualized for periods less than one year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the industrials, consumer staples and energy sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Amazon and S&P Global.

• In fixed income, yield curve and duration positioning was a top contributor to performance over the period. In particular, allocations to the US dollar, Canadian dollar, and euro-pay markets contributed as yields fell over the year.

• Credit positioning contributed to performance over the period, particularly allocations to the Communications, Consumer Cyclical, and Consumer Non-Cyclical industries. Holdings of Dish, Uber and Teva Pharmaceuticals were strong individual contributors.

Top Detractors from Performance

• In equities, the consumer discretionary and communication services were the largest detractors from relative results.  Not having exposure to the utilities sector also detracted on a relative basis.

• The largest three individual detractors from performance were Nike, Airbnb and Zions Bancorporation.

• In fixed income, select names in the Communications and Financial Other sectors detracted from performance. Within communications, cable satellite provider Altice particularly detracted. Within Financial Other, Icahn Enterprises was a notable underperformer.

• Although currency positioning as a whole contributed to performance, allocations to the Brazilian real and Mexican peso detracted over the period, as both currencies weakened against the US dollar over the year.

Performance Inception Date						Feb. 01, 2006
Previous Investment Adviser [Text Block]
AssetsNet	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008
Holdings Count | Holding	508	508	508	508	508	508	508	508	508	508
Advisory Fees Paid, Amount	$ 21,777,170
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,088,807,008
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	508
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,777,170

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Broadline Retail	3.1%
IT Services	4.5%
Specialty Retail	4.6%
Software	4.7%
Life Sciences Tools & Services	5.1%
Machinery	6.7%
Capital Markets	7.9%
Semiconductors & Semiconductor Equipment	8.2%
Treasuries	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000027670
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class A
Trading Symbol	LGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$133	1.16%
Footnote	Description
Footnote†	Annualized for periods less than one year.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the industrials, consumer staples and energy sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Amazon and S&P Global.

• In fixed income, yield curve and duration positioning was a top contributor to performance over the period. In particular, allocations to the US dollar, Canadian dollar, and euro-pay markets contributed as yields fell over the year.

• Credit positioning contributed to performance over the period, particularly allocations to the Communications, Consumer Cyclical, and Consumer Non-Cyclical industries. Holdings of Dish, Uber and Teva Pharmaceuticals were strong individual contributors.

Top Detractors from Performance

• In equities, the consumer discretionary and communication services were the largest detractors from relative results.  Not having exposure to the utilities sector also detracted on a relative basis.

• The largest three individual detractors from performance were Nike, Airbnb and Zions Bancorporation.

• In fixed income, select names in the Communications and Financial Other sectors detracted from performance. Within communications, cable satellite provider Altice particularly detracted. Within Financial Other, Icahn Enterprises was a notable underperformer.

• Although currency positioning as a whole contributed to performance, allocations to the Brazilian real and Mexican peso detracted over the period, as both currencies weakened against the US dollar over the year.

Performance Inception Date						Feb. 01, 2006
Previous Investment Adviser [Text Block]
AssetsNet	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008
Holdings Count | Holding	508	508	508	508	508	508	508	508	508	508
Advisory Fees Paid, Amount	$ 21,777,170
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,088,807,008
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	508
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,777,170

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Broadline Retail	3.1%
IT Services	4.5%
Specialty Retail	4.6%
Software	4.7%
Life Sciences Tools & Services	5.1%
Machinery	6.7%
Capital Markets	7.9%
Semiconductors & Semiconductor Equipment	8.2%
Treasuries	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000027671
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class C
Trading Symbol	LGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$217	1.91%
Footnote	Description
Footnote†	Annualized for periods less than one year.

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the industrials, consumer staples and energy sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Amazon and S&P Global.

• In fixed income, yield curve and duration positioning was a top contributor to performance over the period. In particular, allocations to the US dollar, Canadian dollar, and euro-pay markets contributed as yields fell over the year.

• Credit positioning contributed to performance over the period, particularly allocations to the Communications, Consumer Cyclical, and Consumer Non-Cyclical industries. Holdings of Dish, Uber and Teva Pharmaceuticals were strong individual contributors.

Top Detractors from Performance

• In equities, the consumer discretionary and communication services were the largest detractors from relative results.  Not having exposure to the utilities sector also detracted on a relative basis.

• The largest three individual detractors from performance were Nike, Airbnb and Zions Bancorporation.

• In fixed income, select names in the Communications and Financial Other sectors detracted from performance. Within communications, cable satellite provider Altice particularly detracted. Within Financial Other, Icahn Enterprises was a notable underperformer.

• Although currency positioning as a whole contributed to performance, allocations to the Brazilian real and Mexican peso detracted over the period, as both currencies weakened against the US dollar over the year.

Performance Inception Date						Feb. 01, 2006
Previous Investment Adviser [Text Block]
AssetsNet	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008
Holdings Count | Holding	508	508	508	508	508	508	508	508	508	508
Advisory Fees Paid, Amount	$ 21,777,170
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,088,807,008
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	508
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,777,170

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Broadline Retail	3.1%
IT Services	4.5%
Specialty Retail	4.6%
Software	4.7%
Life Sciences Tools & Services	5.1%
Machinery	6.7%
Capital Markets	7.9%
Semiconductors & Semiconductor Equipment	8.2%
Treasuries	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000182249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Fund
Class Name	Class N
Trading Symbol	LGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Allocation Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$94	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• In equities, the industrials, consumer staples and energy sectors were the largest contributors to relative performance.

• The largest three individual contributors to performance were Nvidia, Amazon and S&P Global.

• In fixed income, yield curve and duration positioning was a top contributor to performance over the period. In particular, allocations to the US dollar, Canadian dollar, and euro-pay markets contributed as yields fell over the year.

• Credit positioning contributed to performance over the period, particularly allocations to the Communications, Consumer Cyclical, and Consumer Non-Cyclical industries. Holdings of Dish, Uber and Teva Pharmaceuticals were strong individual contributors.

Top Detractors from Performance

• In equities, the consumer discretionary and communication services were the largest detractors from relative results.  Not having exposure to the utilities sector also detracted on a relative basis.

• The largest three individual detractors from performance were Nike, Airbnb and Zions Bancorporation.

• In fixed income, select names in the Communications and Financial Other sectors detracted from performance. Within communications, cable satellite provider Altice particularly detracted. Within Financial Other, Icahn Enterprises was a notable underperformer.

• Although currency positioning as a whole contributed to performance, allocations to the Brazilian real and Mexican peso detracted over the period, as both currencies weakened against the US dollar over the year.

Performance Inception Date			Feb. 01, 2017
Previous Investment Adviser [Text Block]
AssetsNet	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008	$ 3,088,807,008
Holdings Count | Holding	508	508	508	508	508	508	508	508	508	508
Advisory Fees Paid, Amount	$ 21,777,170
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,088,807,008
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	508
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$21,777,170

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Broadline Retail	3.1%
IT Services	4.5%
Specialty Retail	4.6%
Software	4.7%
Life Sciences Tools & Services	5.1%
Machinery	6.7%
Capital Markets	7.9%
Semiconductors & Semiconductor Equipment	8.2%
Treasuries	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018230
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class Y
Trading Symbol	LSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.66%
Performance Inception Date									Dec. 30, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750
Holdings Count | Holding	39	39	39	39	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 65,131,960
InvestmentCompanyPortfolioTurnover	10.00%
C000018227
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class A
Trading Symbol	LGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.91%
Performance Inception Date									Dec. 30, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750
Holdings Count | Holding	39	39	39	39	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 65,131,960
InvestmentCompanyPortfolioTurnover	10.00%
C000018229
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class C
Trading Symbol	LGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.66%
Performance Inception Date								Sep. 15, 2003
Previous Investment Adviser [Text Block]
AssetsNet	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750
Holdings Count | Holding	39	39	39	39	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 65,131,960
InvestmentCompanyPortfolioTurnover	10.00%
C000125484
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Fund
Class Name	Class N
Trading Symbol	LGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%
Performance Inception Date					Feb. 01, 2013
Previous Investment Adviser [Text Block]
AssetsNet	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750	$ 14,883,036,750
Holdings Count | Holding	39	39	39	39	39	39	39	39	39	39
Advisory Fees Paid, Amount	$ 65,131,960
InvestmentCompanyPortfolioTurnover	10.00%
C000018242
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class Y
Trading Symbol	NELYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Performance Inception Date							Sep. 15, 2005
Previous Investment Adviser [Text Block]
AssetsNet	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472
Holdings Count | Holding	268	268	268	268	268	268	268	268	268	268
Advisory Fees Paid, Amount	$ 1,905,982
InvestmentCompanyPortfolioTurnover	217.00%
C000018239
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class A
Trading Symbol	NEFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Performance Inception Date							Sep. 15, 2005
Previous Investment Adviser [Text Block]
AssetsNet	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472
Holdings Count | Holding	268	268	268	268	268	268	268	268	268	268
Advisory Fees Paid, Amount	$ 1,905,982
InvestmentCompanyPortfolioTurnover	217.00%
C000018241
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class C
Trading Symbol	NECLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.45%
Performance Inception Date							Sep. 15, 2005
Previous Investment Adviser [Text Block]
AssetsNet	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472
Holdings Count | Holding	268	268	268	268	268	268	268	268	268	268
Advisory Fees Paid, Amount	$ 1,905,982
InvestmentCompanyPortfolioTurnover	217.00%
C000182250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Limited Term Government and Agency Fund
Class Name	Class N
Trading Symbol	LGANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Limited Term Government and Agency Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Performance Inception Date			Feb. 01, 2017
Previous Investment Adviser [Text Block]
AssetsNet	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472	$ 742,199,472
Holdings Count | Holding	268	268	268	268	268	268	268	268	268	268
Advisory Fees Paid, Amount	$ 1,905,982
InvestmentCompanyPortfolioTurnover	217.00%
C000018249
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Performance Inception Date										Dec. 20, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287
Holdings Count | Holding	93	93	93	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 16,767,178
InvestmentCompanyPortfolioTurnover	39.00%
C000018250
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	LCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.19%
Performance Inception Date										Dec. 20, 2096
Previous Investment Adviser [Text Block]
AssetsNet	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287
Holdings Count | Holding	93	93	93	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 16,767,178
InvestmentCompanyPortfolioTurnover	39.00%
C000125486
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Fund
Class Name	Class N
Trading Symbol	LSSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Performance Inception Date					Feb. 01, 2013
Previous Investment Adviser [Text Block]
AssetsNet	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287	$ 2,358,313,287
Holdings Count | Holding	93	93	93	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 16,767,178
InvestmentCompanyPortfolioTurnover	39.00%
C000157445
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	LSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Performance Inception Date				Jun. 30, 2015
Previous Investment Adviser [Text Block]
AssetsNet	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962
Holdings Count | Holding	81	81	81	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 1,015,564
InvestmentCompanyPortfolioTurnover	74.00%
C000216341
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	LSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Small/Mid Cap Growth Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 10/1/19
Class N	25.81%	9.17%
Russell 3000® Index	35.19%	15.20%
Russell 2500™ Growth Index	25.20%	9.71%

Effective February 1, 2024, in accordance with new regulations, the Fund's primary broad-based index changed to the Russell 3000® Index. The Fund will retain the Russell 2500™ Growth Index as an additional benchmark for performance comparison.

Performance Inception Date		Oct. 01, 2019
Previous Investment Adviser [Text Block]
AssetsNet	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962	$ 207,189,962
Holdings Count | Holding	81	81	81	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 1,015,564
InvestmentCompanyPortfolioTurnover	74.00%